Notes Payable and Debt and Financing Arrangements - Narrative relating to credit facilities (Details) (USD $)			1 Months Ended
	Dec. 31, 2013 Credit_Facilities	Dec. 31, 2012 Credit_Facilities	Nov. 30, 2013 Syndicated Credit Agreements Credit_Facilities	Dec. 31, 2013 Syndicated Credit Agreements	Dec. 31, 2013 2013 secured credit agreement	Dec. 31, 2013 2013 unsecured credit agreement	Dec. 31, 2013 2013 Citi Agreements	Nov. 30, 2013 2011 credit agreements	Dec. 31, 2013 Letter of credit facility		Dec. 31, 2012 Letter of credit facility		Dec. 31, 2013 Letter of credit facility 2013 Citi Agreements
Line of Credit Facility [Line Items]
Number of letter of credit facilities available	7	5
Available letter of credit facilities - in use									$ 1,895,425,000	[1]	$ 1,757,250,000	[1]
Available credit facilities - commitments			2,000,000,000		1,000,000,000	1,000,000,000	575,000,000		3,575,000,000		4,000,000,000
Optional increase capacity				500,000,000
Letters of credit outstanding at end of period													575,000,000
Number of credit facilities entered into			2
Terminated credit capacity								$ 3,000,000,000

[1]	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.